Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 26, 2026
Entity File Number	001-42889
Entity Registrant Name	Commercial Bancgroup, Inc.
Entity Central Index Key	0001981546
Entity Tax Identification Number	62-1039469
Entity Incorporation, State or Country Code	TN
Entity Address, Address Line One	6710 Cumberland Gap Parkway
Entity Address, City or Town	Harrogate
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37752
City Area Code	423
Local Phone Number	869-5151
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	CBK
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false